Supplement dated January 24, 2019
to the Prospectuses and Statements of Additional Information, dated May 1, 2019, for

Consultant Accumulator Variable Universal Life
Consultant Protector Variable Universal Life
Consultant SL Variable Universal Life
Consultant Variable Universal Life
Investor’s Select Variable Universal Life
TotalAccumulator Variable Adjustable Life

Issued by

Lincoln Benefit Life Company
Lincoln Benefit Life Variable Life Account

This supplement updates certain information contained in the prospectus, statement of additional information, and supplement dated August 22, 2019, for each of the variable life policies listed above (each a “Policy”). Please read this supplement carefully and keep it for future reference. No other action is required of you.

On December 31, 2019, Guaranty Income Life Insurance Company (“GILICO”), an Iowa-domiciled insurance company, completed the indirect acquisition (the “Transaction”) of Lincoln Benefit Life Company (“Lincoln Benefit” or the “Company”). As a result of the Transaction, the Company is a wholly owned subsidiary of LBL HoldCo II, Inc., a Delaware corporation (“HoldCo”), which is a wholly owned subsidiary of LBL HoldCo, Inc., a Delaware corporation (“HoldCo Parent”). HoldCo Parent is a wholly owned subsidiary of GILICO.

The terms and provisions of your Policy have not changed as a result of the Transaction, and the Company will continue to honor all of its obligations under your Policy. The Transaction will not change the fact that the Company is the named insurer under your Policy.

The following paragraphs are added to the “Description of Lincoln Benefit Life Company” provision under the “General Information and History” section of your statement of additional information:

Lincoln Benefit is a wholly owned subsidiary of LBL HoldCo II, Inc., a Delaware corporation (“HoldCo”), which is a wholly owned subsidiary of LBL HoldCo, Inc., a Delaware corporation (“HoldCo Parent”). HoldCo Parent is a wholly owned subsidiary of Guaranty Income Life Insurance Company, an Iowa-domiciled insurance company (“GILICO”). Effective December 31, 2019, the Company entered a reinsurance agreement with GILICO.

If you have any questions about this supplement, please contact our customer service center at 800-865-5237 or your registered representative.

Supplement dated January 24, 2019
to the Prospectuses and Statements of Additional Information, dated May 1, 2019, for

Consultant Accumulator Variable Universal Life
Consultant Protector Variable Universal Life
Consultant SL Variable Universal Life
Consultant Variable Universal Life
Investor’s Select Variable Universal Life
TotalAccumulator Variable Adjustable Life

Issued by

Lincoln Benefit Life Company
Lincoln Benefit Life Variable Life Account

This supplement updates certain information contained in the prospectus, statement of additional information, and supplement dated August 22, 2019, for each of the variable life policies listed above (each a “Policy”). Please read this supplement carefully and keep it for future reference. No other action is required of you.

On December 31, 2019, Guaranty Income Life Insurance Company (“GILICO”), an Iowa-domiciled insurance company, completed the indirect acquisition (the “Transaction”) of Lincoln Benefit Life Company (“Lincoln Benefit” or the “Company”). As a result of the Transaction, the Company is a wholly owned subsidiary of LBL HoldCo II, Inc., a Delaware corporation (“HoldCo”), which is a wholly owned subsidiary of LBL HoldCo, Inc., a Delaware corporation (“HoldCo Parent”). HoldCo Parent is a wholly owned subsidiary of GILICO.

The terms and provisions of your Policy have not changed as a result of the Transaction, and the Company will continue to honor all of its obligations under your Policy. The Transaction will not change the fact that the Company is the named insurer under your Policy.

The following paragraphs are added to the “Description of Lincoln Benefit Life Company” provision under the “General Information and History” section of your statement of additional information:

Lincoln Benefit is a wholly owned subsidiary of LBL HoldCo II, Inc., a Delaware corporation (“HoldCo”), which is a wholly owned subsidiary of LBL HoldCo, Inc., a Delaware corporation (“HoldCo Parent”). HoldCo Parent is a wholly owned subsidiary of Guaranty Income Life Insurance Company, an Iowa-domiciled insurance company (“GILICO”). Effective December 31, 2019, the Company entered a reinsurance agreement with GILICO.

If you have any questions about this supplement, please contact our customer service center at 844-768-6780 or your registered representative.